Vessels, Net	6 Months Ended
Jun. 30, 2023
Vessels, Net [Abstract]
Vessels, Net
6.          Vessels, Net:
The amounts in the accompanying unaudited consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Cost:
Beginning balance	511,516	488,049
- Additions	419	71,224
- Vessels contributed to United Maritime Corporation	-	(17,948)
- Transfer to “Assets held for Sale”	-	(29,809)
Ending balance	511,935	511,516

Accumulated depreciation:
Beginning balance	(77,383)	(61,987)
- Depreciation for the period	(11,941)	(23,294)
- Vessels contributed to United Maritime Corporation	-	5,046
- Transfer to “Assets held for Sale”	-	2,852
Ending balance	(89,324)	(77,383)

Net book value	422,611	434,133

During the six-month period ended June 30, 2023, an amount of $419 of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards mainly due to installation of ballast water treatment systems and other energy saving devices. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the unaudited interim consolidated statements of cash flows.
As of June 30, 2023, all vessels, except for the Knightship, the Lordship, the Flagship, the Partnership, the Hellasship and the Patriotship that are financed through other financial liabilities (sale and leaseback agreements), are mortgaged to secure loans of the Company (Note 7).

Gain on sale of vessels, net

On December 27, 2022, the Company entered into an agreement with United for the sale of the Goodship for a gross sale price of $17,500. As of December 31, 2022, the vessel along with the associated inventories were classified in current assets as “Assets held for sale” in the unaudited consolidated balance sheets, according to the provisions of ASC 360, as all the criteria for this classification were met. The vessel was delivered to her new owners on February 10, 2023. A gain on sale of vessel, net of sale expenses, amounting to $4,887 was recognized and is presented as “Gain on sale of vessels, net” in the unaudited interim consolidated statement of operations.

On December 27, 2022, the Company entered into an agreement with United for the sale of the Tradership for a gross sale price of $18,750. As of December 31, 2022, the vessel along with the associated inventories were classified in current assets as “Assets held for sale” in the unaudited consolidated balance sheets, according to the provisions of ASC 360, as all the criteria for this classification were met. The vessel was delivered to her new owners on February 28, 2023. A gain on sale of vessel, net of sale expenses, amounting to $3,207 was recognized and is presented as “Gain on sale of vessels, net” in the unaudited interim consolidated statement of operations.